Related parties (Detail 3) SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	SFr 46	$ 55	$ 28
Balance at the end of the year	SFr 46	$ 51	$ 55